Short-term benefits - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) Employee	Dec. 31, 2017 USD ($)
Profit sharing [member]
Disclosure Of Short-term Benefits [line items]
Percentage of profit distributed as a profit sharing benefit to employees	100.00%
Percentage of profit sharing applied in distribution computation	6.25%
Other income and expenses	$ 462	$ 151
Provision of complement of the profit sharing		$ 3
Employees variable compensation program [member]
Disclosure Of Short-term Benefits [line items]
Other income and expenses	289
New employee career and compensation plan [member]
Disclosure Of Short-term Benefits [line items]
Other income and expenses	$ 293
Number of employees joined the plan | Employee	39,781